Earnings per Share Earnings per Share - Diluted, by Common Class (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		$ 1,195,000,000		$ 1,295,000,000		$ 606,000,000
Accrued dividends on preferred stock	(24,000,000)	(24,000,000)	[1]	(24,000,000)	[1]	(21,000,000)	[1]
Diluted Earnings per Share		$ 0.88		$ 0.90		$ 0.43
Earnings Per Share, Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		1,195,000,000		1,295,000,000		606,000,000
Accrued dividends on preferred stock		(24,000,000)		0		(21,000,000)
Interest on convertible securities, net		1,000,000		1,000,000		0
Adjusted Net Income Available to Common Shareholders		$ 1,172,000,000		$ 1,296,000,000		$ 585,000,000
Weighted-average common shares outstanding		1,302,053		1,388,096		1,323,431
Adjusted Weighted Average Common Shares Outstanding		1,329,184		1,443,774		1,350,728
Diluted Earnings per Share		$ 0.88		$ 0.90		$ 0.43
Earnings Per Share, Diluted [Member] | Stock options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock compensation awards		4,335		9,727		13,497
Earnings Per Share, Diluted [Member] | Restricted stock and performance shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock compensation awards		20,804		16,993		13,800
Earnings Per Share, Diluted [Member] | Convertible preferred stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities		0		26,966		0
Earnings Per Share, Diluted [Member] | Convertible securities [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities		1,992		1,992		0

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.